SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Accounts Receivables (Policies)	Dec. 31, 2021
Nine-months Ended September 30
Accounts Receivables	Accounts Receivables Accounts receivables are recorded at the invoice amount and do not bear interest.
Year Ended December 31
Accounts Receivables	Accounts Receivables Accounts receivables are recorded at the invoice amount and do not bear interest.